CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $) In Thousands, unless otherwise specified	0 Months Ended			6 Months Ended
	May 24, 2012	May 16, 2012	Apr. 17, 2012	Jun. 30, 2012
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) [Abstract]
Issuance expenses	$ 643	$ 278	$ 149	$ 96